Leases (Tables)	3 Months Ended
Mar. 31, 2026
Lessee Disclosure [Abstract]
Schedule of Remaining Lease Payments	Remaining lease payments for the facilities are as follows (in $000s):
2026	$9
2027	2
Thereafter	—
Total future minimum lease obligation	$11